Fair Value Measurements	12 Months Ended
Mar. 31, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 20 — FAIR VALUE MEASUREMENTS

Financial assets and liabilities as at March 31, 2023 is as follows:

The carrying amounts and fair values of financial instruments by class are as follows:

As at March 31, 2023	Fair value through profit & loss	Fair value through other comprehensive income	(In USD) Amortised cost
Financial Assets
(i) Investments	-
(ii) Trade receivables	1,831,724
(iii) Others financial assets	2,529,576
Total	4,361,300	-	-

Financial Liabilities
(i) Borrowings			3,899,316
(ii) Trade payables	6,802,780
(iii) Other financial liabilities	1,715,060
Total	8,517,840	-	3,899,316

Financial assets and liabilities as at March 31, 2022 is as follows:

As at March 31, 2022	Fair value through profit & loss	Fair value through other comprehensive income	Amortised cost
Financial Assets
Trade receivable	-
Other receivables	50,939,090
Other financial assets	330
Total	50,939,420	-	-

Financial Liabilities
(i) Borrowings			-
(ii) Trade payables	941,162
(iii) Other financial liabilities	1,510,240
Total	2,451,402	-	-

Fair value hierarchy

Financial assets and financial liabilities measured at fair value on the balance sheet are categorized into the three levels of fair value hierarchy. The three levels are defined based on the observability of significant inputs to the measurement, as follows:

The different levels of fair value have been defined below:

Level 1: Quoted prices for identical instruments in an active market;

Level 2: Directly (i.e. as prices) or indirectly (i.e. derived from prices) observable market inputs, other than Level 1 inputs; and

Level 3: Inputs which are not based on observable market data (unobservable inputs). Fair values are determined in whole or in part using a net asset value or valuation model based on assumptions that are neither supported by prices from observable current market transactions in the same instrument nor are they based on available market data.

The share warrants liabilities which are included in other financial liabilities and disclosed at Note No. ___ are carried at fair value and are classified as Level 3 fair value measurements due to the use of significant inputs. There are no financial instruments for which Level 1 or Level 2 fair value measurements were applied. There were no share warrant liabilities as of March 31, 2023.

Fair value of instruments measured at amortized cost

Financial liabilities	Carrying value as of 31 March 2023	Fair value as of 31 March 2022
Borrowings	$3,899,316.00	$3,899,316.00

Fair value of instruments measured at amortized cost

Financial liabilities	Carrying value as of 31 March 2022	Fair value as of 31 March 2022
Borrowings	$1,038,155	$1,038,155

Management assessed that fair value of cash and cash equivalents, trade receivables, security deposits, loan to related parties, other financial assets, short term borrowings, trade payables and other current financial liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments. The fair value of the financial assets and liabilities is included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Long-term fixed-rate receivables are evaluated by the Group based on parameters such as interest rates, individual creditworthiness of the customer and other market risk factors. Based on this evaluation, allowances are considered for the expected credit losses of these receivables.

The fair values of the Group’s fixed interest-bearing borrowings are determined by applying discounted cash flows (‘DCF’) method, using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period.

All the other long-term borrowing facilities availed by the Company are variable rate facilities which are subject to changes in underlying Interest rate indices. Further, the credit spread on these facilities are subject to change with changes in Group’s creditworthiness. The management believes that the current rate of interest on these loans are in close approximation from market rates applicable to the Group. Therefore, the management estimates that the fair value of these borrowings are approximate to their respective carrying values.